Average Annual Total Returns - LVIP Global Income Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	FTSE World Government Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	FTSE World Government Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	FTSE World Government Bond Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	6.78%	4.16%	2.62%	6.52%	3.91%	2.37%	10.11%	4.78%	2.32%